Segment Reportings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Segment Revenue, Significant Segment Expense and Other Segment Items

The following table presents segment revenue, the significant segment expense categories regularly provided to the CODM and other segment items for the periods presented, reconciled to consolidated net loss, which is the measure of segment profit or loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenue	$216,413	$138,206	$236,738	$248,910
Cost of revenue	32,816	56,176	72,740	101,718
Selling, general and administrative	5,657,638	277,591	8,662,517	532,872
Research and development	1,805,532	577,256	3,291,614	1,099,454
Other segment items	45,465	854,365	(6,260)	836,025
Segment net loss	$(7,325,038)	$(1,627,182)	$(11,783,873)	$(2,321,159)

The table below summarizes the significant revenue and expense categories regularly reviewed by the CODM:

	Years Ended December 31,
	2025	2024
Revenue	$309,920	$329,410
Cost of revenue	182,163	187,848
Gross margin	127,757	141,562
Operating expenses:
Professional fees and consultants	4,237,050	1,097,942
Research and development	276,375	118,036
General and administrative	699,576	164,109
Sales and marketing	30,863	206
Total operating expenses	5,243,864	1,380,293
Change in fair value of SAFE liability	3,493,431	829,700
Other income	(80,275)	(524)
Loss before income taxes	(8,529,263)	(2,067,907)
Income tax expense	—	(1,735)
Segment net loss	$(8,529,263)	$(2,069,642)